Business Organization and Nature of Operations (Details) - USD ($) $ in Millions		6 Months Ended
	May 22, 2023	Jun. 30, 2023
Business Organization and Nature of Operations (Details) [Line Items]
Capital stock outstanding shares percentage		77.00%
Cash		$ 4.0
Cash and cash equivalents		4.0
Termination fee		3.0
Reimburse expenses		$ 1.5
CohBar [Member]
Business Organization and Nature of Operations (Details) [Line Items]
Ownership percentage		15.00%
Termination fee		$ 1.0
Reimburse expenses		$ 1.5
Stock Purchase Agreement [Member] | Initial Financing [Member]
Business Organization and Nature of Operations (Details) [Line Items]
Shares issued (in Shares)	7,500,000
Aggregate purchase price	$ 15.0
Stock Purchase Agreement [Member] | Second Financing [Member]
Business Organization and Nature of Operations (Details) [Line Items]
Shares issued (in Shares)	7,500,000
Aggregate purchase price	$ 15.0